Voyage and Vessel operating expenses - Voyage expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses
Port charges	$ 37,215	$ 21,060	$ 30,229
Bunkers	72,287	34,997	28,121
Commissions - third parties	6,179	3,438	2,506
Commissions - related parties (Note 3)	3,400	3,300	3,300
Miscellaneous	2,515	1,887	1,665
Total voyage expenses	$ 121,596	$ 64,682	$ 65,821